Quarterly Holdings Report
for

Fidelity® Founders Fund

July 31, 2019

RFFF-QTLY-0919
1.9892520.100

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 9.8%
Entertainment - 1.5%
Netflix, Inc. (a)	723	$233,522
World Wrestling Entertainment, Inc. Class A	1,786	129,985
		363,507
Interactive Media & Services - 8.3%
Alphabet, Inc. Class C (a)	866	1,053,645
CarGurus, Inc. Class A (a)	3,021	112,593
Facebook, Inc. Class A (a)	2,777	539,377
Tencent Holdings Ltd. sponsored ADR	2,681	124,667
Twitter, Inc. (a)	6,530	276,284
		2,106,566

TOTAL COMMUNICATION SERVICES		2,470,073

CONSUMER DISCRETIONARY - 15.2%
Diversified Consumer Services - 0.6%
Arco Platform Ltd. Class A	3,529	155,770
Hotels, Restaurants & Leisure - 1.8%
Boyd Gaming Corp.	1,846	48,901
Chipotle Mexican Grill, Inc. (a)	332	264,116
Melco Crown Entertainment Ltd. sponsored ADR	1,509	33,907
Monarch Casino & Resort, Inc. (a)	443	20,852
Shake Shack, Inc. Class A (a)	1,061	79,214
YETI Holdings, Inc.	300	10,428
		457,418
Household Durables - 0.9%
D.R. Horton, Inc.	3,688	169,390
Toll Brothers, Inc.	1,758	63,235
		232,625
Internet & Direct Marketing Retail - 8.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,399	242,181
Amazon.com, Inc. (a)	767	1,431,813
GrubHub, Inc. (a)	1,713	115,850
MercadoLibre, Inc. (a)	276	171,512
Overstock.com, Inc. (a)	310	6,981
Pinduoduo, Inc. ADR	6,391	142,328
Wayfair LLC Class A (a)	60	7,870
		2,118,535
Multiline Retail - 2.0%
Dollar Tree, Inc. (a)	3,899	396,723
Ollie's Bargain Outlet Holdings, Inc. (a)	1,341	113,569
		510,292
Specialty Retail - 0.6%
Five Below, Inc. (a)	1,254	147,295
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd. (a)	1,488	52,958
Gildan Activewear, Inc.	1,183	46,575
Moncler SpA	1,300	53,491
Ralph Lauren Corp.	695	72,440
		225,464

TOTAL CONSUMER DISCRETIONARY		3,847,399

CONSUMER STAPLES - 2.5%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)	566	222,053
Fever-Tree Drinks PLC	2,688	76,361
Monster Beverage Corp. (a)	2,508	161,691
		460,105
Food & Staples Retailing - 0.0%
Sprouts Farmers Market LLC (a)	499	8,448
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	900	165,771

TOTAL CONSUMER STAPLES		634,324

ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Continental Resources, Inc. (a)	2,302	85,565
Hess Corp.	4,633	300,404
Parsley Energy, Inc. Class A (a)	2,185	36,249
Pioneer Natural Resources Co.	1,907	263,242
		685,460
FINANCIALS - 7.3%
Banks - 2.1%
First Republic Bank	2,392	237,669
Signature Bank	2,310	294,433
		532,102
Capital Markets - 4.0%
BlackRock, Inc. Class A	269	125,806
Charles Schwab Corp.	2,229	96,337
IntercontinentalExchange, Inc.	2,074	182,222
Morningstar, Inc.	2,174	330,405
The Blackstone Group LP	3,616	173,496
Tradeweb Markets, Inc. Class A	1,925	91,168
		999,434
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	1,186	243,640
Thrifts & Mortgage Finance - 0.2%
LendingTree, Inc. (a)	185	59,670

TOTAL FINANCIALS		1,834,846

HEALTH CARE - 14.5%
Biotechnology - 3.6%
Argenx SE ADR (a)	1,564	219,679
Ascendis Pharma A/S sponsored ADR (a)	484	56,028
Blueprint Medicines Corp. (a)	512	51,277
Neurocrine Biosciences, Inc. (a)	1,400	134,946
Vertex Pharmaceuticals, Inc. (a)	2,729	454,706
		916,636
Health Care Equipment & Supplies - 7.4%
Boston Scientific Corp. (a)	7,675	325,881
Danaher Corp.	5,132	721,046
Genmark Diagnostics, Inc. (a)	883	5,528
Hologic, Inc. (a)	2,537	130,021
Masimo Corp. (a)	2,137	337,325
Penumbra, Inc. (a)	1,298	217,545
ResMed, Inc.	1,040	133,848
		1,871,194
Health Care Providers & Services - 2.5%
UnitedHealth Group, Inc.	2,570	639,956
Health Care Technology - 0.8%
Veeva Systems, Inc. Class A (a)	1,290	214,011
Life Sciences Tools & Services - 0.2%
Bruker Corp.	800	38,280

TOTAL HEALTH CARE		3,680,077

INDUSTRIALS - 6.8%
Aerospace & Defense - 3.0%
HEICO Corp. Class A	1,765	186,013
TransDigm Group, Inc. (a)	1,182	573,790
		759,803
Airlines - 0.4%
Southwest Airlines Co.	1,874	96,567
Commercial Services & Supplies - 1.5%
Cintas Corp.	743	193,507
Copart, Inc. (a)	1,892	146,687
Waste Connection, Inc. (United States)	564	51,166
		391,360
Electrical Equipment - 0.8%
Fortive Corp.	2,610	198,491
Professional Services - 0.5%
CoStar Group, Inc. (a)	212	130,465
Trading Companies & Distributors - 0.6%
Indutrade AB	4,900	139,170

TOTAL INDUSTRIALS		1,715,856

INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	247	67,542
IT Services - 6.9%
Adyen BV (a)(b)	117	88,980
Elastic NV	282	27,870
EPAM Systems, Inc. (a)	823	159,489
Euronet Worldwide, Inc. (a)	813	126,755
Fastly, Inc. Class A	65	1,411
GoDaddy, Inc. (a)	3,187	233,862
MongoDB, Inc. Class A (a)	1,478	211,679
Okta, Inc. (a)	1,844	241,251
Square, Inc. (a)	845	67,946
VeriSign, Inc. (a)	1,786	377,007
Virtusa Corp. (a)	1,793	80,111
Wix.com Ltd. (a)	954	141,688
		1,758,049
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	2,052	241,028
NVIDIA Corp.	1,093	184,411
		425,439
Software - 24.4%
Adobe, Inc. (a)	1,958	585,168
Atlassian Corp. PLC (a)	1,041	145,865
Black Knight, Inc. (a)	2,830	179,196
BlackLine, Inc. (a)	894	39,872
DocuSign, Inc. (a)	2,483	128,421
Dropbox, Inc. Class A (a)	1,905	44,882
HubSpot, Inc. (a)	1,142	204,098
Intuit, Inc.	1,019	282,579
LivePerson, Inc. (a)	3,383	112,282
Medallia, Inc.	300	11,955
Microsoft Corp.	9,983	1,360,383
Paycom Software, Inc. (a)	658	158,414
Paylocity Holding Corp. (a)	1,440	147,010
Pivotal Software, Inc. (a)	1,370	12,988
RingCentral, Inc. (a)	909	129,060
Salesforce.com, Inc. (a)	4,855	750,098
SAP SE sponsored ADR	340	41,830
ServiceNow, Inc. (a)	1,481	410,815
Slack Technologies, Inc. Class A (a)	1,000	33,420
SS&C Technologies Holdings, Inc.	551	26,420
SurveyMonkey	2,680	45,480
Tableau Software, Inc. (a)	967	163,936
The Trade Desk, Inc. (a)	901	237,242
Workday, Inc. Class A (a)	3,725	744,926
Zendesk, Inc. (a)	1,158	96,762
Zscaler, Inc. (a)	1,050	88,484
		6,181,586

TOTAL INFORMATION TECHNOLOGY		8,432,616

MATERIALS - 3.7%
Chemicals - 0.5%
Westlake Chemical Corp.	1,720	116,220
Metals & Mining - 3.2%
Barrick Gold Corp.	49,787	809,537
Steel Dynamics, Inc.	355	11,186
		820,723

TOTAL MATERIALS		936,943

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Alexandria Real Estate Equities, Inc.	503	73,619
Crown Castle International Corp.	4,591	611,797
Public Storage	710	172,360
		857,776
UTILITIES - 0.6%
Water Utilities - 0.6%
AquaVenture Holdings Ltd. (a)	9,129	157,293
TOTAL COMMON STOCKS
(Cost $23,698,859)		25,252,663
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $23,698,859)		25,252,663
NET OTHER ASSETS (LIABILITIES) - 0.2%		62,732
NET ASSETS - 100%		$25,315,395

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,980 or 0.4% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,061
Total	$2,061

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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